Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 26,395	£ 24,180
Financial assets at fair value through profit or loss:
- Derivative financial instruments	3,363	5,321
- Other financial assets at fair value through profit or loss	973	6,137
Financial assets at amortised cost
- Loans and advances to customers	207,498	201,619
- Loans and advances to banks	2,583	3,515
- Reverse repurchase agreements - non trading	23,636	21,127
- Other financial assets at amortised cost	7,056	7,228
Financial assets at fair value through other comprehensive income	9,747	13,302
Interests in other entities	117	88
Intangible assets	1,776	1,814
Property, plant and equipment	1,971	1,835
Current tax assets	186	106
Retirement benefit assets	670	842
Other assets	2,517	2,267
Total assets	288,488	289,381
Financial liabilities at fair value through profit or loss:
- Derivative financial instruments	1,709	1,594
- Other financial liabilities at fair value through profit or loss	1,713	6,286
Financial liabilities at amortised cost:
- Deposits by customers	179,006	173,692
- Deposits by banks	14,359	17,824
- Repurchase agreements - non trading	18,286	10,910
- Debt securities in issue	50,171	55,906
- Subordinated liabilities	3,528	3,601
Other liabilities	2,373	2,507
Provisions	577	515
Deferred tax liabilities	145	211
Retirement benefit obligations	280	115
Total liabilities	272,147	273,161
Equity
Share capital	7,060	7,060
Other equity instruments	2,241	2,041
Retained earnings	6,251	6,439
Other reserves	394	280
Total shareholders' equity	15,946	15,820
Non-controlling interests	395	400
Total equity	16,341	16,220
Total liabilities and equity	288,488	289,381
Santander UK Group Holdings plc [member]
Financial assets at amortised cost
- Loans and advances to banks	8,920	9,214
Other financial assets at amortised cost	1,142	1,185
Interests in other entities	13,600	13,400
Current tax assets	6	1
Other assets	2	2
Total assets	23,670	23,802
Financial liabilities at amortised cost:
- Deposits by banks	8
- Debt securities in issue	8,957	9,295
- Subordinated liabilities	1,142	1,185
Total liabilities	10,107	10,480
Equity
Share capital	7,060	7,060
Other equity instruments	2,241	2,041
Retained earnings	4,262	4,221
Total equity	13,563	13,322
Total liabilities and equity	£ 23,670	£ 23,802